Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
31.	SUBSEQUENT EVENTS

The Group has considered subsequent events through April 28, 2021, which was the date of these consolidated financial statements were issued, and has determined none of these events were required to be recognized or disclosed in the consolidated financial statements and related notes.